Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Taxes (Tables)
Net operating loss carry forwards	$ 4,787,000
Net operating loss carry forwards expiration year, descriptions	through 2033
Net operating carry forward loss- federal income tax	$ 4,787,000